SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17.	SUBSEQUENT EVENTS

The Company evaluated subsequent events for recognition and disclosure through the date the financial statements were issued or filed. Nothing has occurred outside normal operations since that required recognition or disclosure in these financial statements apart from the events noted below.

NOTE 17.	SUBSEQUENT EVENTS

The Company evaluated subsequent events for recognition and disclosure through the date the consolidated financial statements were issued or filed. Nothing has occurred outside normal operations since that required recognition or disclosure in these financial statements other than the items noted below.

On August 2, 2021, the Company formed a wholly-owned subsidiary named Marygold & Co. (UK) Limited (“Marygold UK”) organized under the laws of England and Wales. Marygold UK was initially capitalized with GBP 50,000 (approximately US$70,000) and Matthew Parden was named President. On August 13, 2021, Marygold UK entered into a Share Purchase Agreement that, when consummated, would result in the acquisition of all the outstanding and issued shares of Tiger Financial and Asset Management Limited, a U.K. limited company, (“Tiger”) in exchange for GBP 1,500,000 (approximately US$2,100,000) plus acquired cash-on-hand at the time of closing. Marygold UK will pay the purchase price in 3 approximately equal payments commencing at closing and at each annual anniversary date. Funding for the purchase price will be provided through a loan facility granted by Concierge Technologies. The Company plans to project its Marygold fintech services into the U.K. market provided a successful launch in the U.S. is realized. Tiger is an established and certified investment advisor in the U.K., and will be able to offer such services as Marygold’s to its clientele and other U.K. residents thus greatly reducing the cost and time to market for Marygold. The transaction remains subject to regulatory approval by U.K. government agencies and other usual and customary prerequisites for a transaction of this nature. (see Form 8-K dated August 13, 2021 and referenced herein as Exhibit 10.6)

On or about August 25, 2021, the Company received written consents in lieu of a meeting of stockholders representing a majority of the issued and outstanding shares, or 59.33%, of the voting securities of the total issued and outstanding shares of voting stock of the Company (the “Majority Stockholders”) to authorize the following: (1) the amendment to the Company’s Articles of Incorporation, as amended, to effect the name change of the Company to “The Marygold Companies, Inc.” (the “Name Change”); (2) the amendment to the Company’s Articles of Incorporation, as amended, to effect a reverse stock split of our Common Stock by a ratio of not less than 1-for-1.5 and not more than 1-for-2.75 (the “Reverse Stock Split”) at any time prior to the one year anniversary of filing of a definitive Information Statement on Schedule 14C with respect to the Reverse Stock Split, with the Board of Directors (the “Board”) having the discretion as to whether or not the Reverse Stock Split is to be effected, and with the exact ratio of any Reverse Stock Split to be set within the above range as determined by the Board in its discretion; and (3) the adoption of the Concierge Technologies, Inc. 2021 Omnibus Equity Incentive Plan (the “Plan” and, together with the Name Change and Reverse Stock Split, the “Actions”).

On August 24, 2021, the Board of Directors of the Company approved the Actions by unanimous written consent in lieu of a meeting. The Plan became effective upon approval of the Majority Stockholders. The Name Change and Reverse Stock Split will become effective at such future date as determined by the Board, as evidenced by the filing of a Certificate of Amendment with the Secretary of State of the State of Nevada, but in no event earlier than October 3, 2021, which is the 20th calendar day after the Company’s Definitive Information Statement was mailed or furnished to the stockholders of record as of September 3, 2021. (see Schedule 14C Definitive Information Statement, dated September 13, 2021 and filed with the U.S. Securities and Exchange Commission on September 13, 2021).